CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenues {1}
Revenues	$ (1,098)	$ 0	$ (750)	$ 0
General and administrative expenses	1,322,644	1,838,057	7,525,985	20,606,293
Operating loss	(1,323,742)	(1,838,057)	(7,526,735)	(20,606,293)
Other income (expense):
Change in fair value of derivative liabilities	(1,544,078)	1,186,483	(1,966,358)	(2,021,531)
Day-one loss	(1,702,672)	0	(1,702,672)	0
Interest expense	(710,892)	0	(1,090,683)	0
Loss on debt extinguishment	(781,466)	0	(780,103)	0
Total other income (expense)	(4,739,108)	1,186,483	(5,539,816)	(2,021,531)
Net loss	$ (6,062,850)	$ (651,574)	$ (13,066,551)	$ (22,807,824)
Loss per common share - basic and diluted	$ (0.02)	$ (0.03)	$ (0.06)	$ (1.00)
Weighted average number of common shares outstanding - basic and diluted	307,131,764	24,332,098	232,311,370	22,821,543